Schedule of Receivables, Other Receivables and Prepayments (Details) (Parenthetical)	Dec. 31, 2025 USD ($)
Minimum [Member]
Electricity deposit	$ 125,000
Maximum [Member]
Electricity deposit	$ 285,600